Significant mergers and acquisitions and investments	12 Months Ended
Mar. 31, 2023
Significant mergers and acquisitions and investments
Significant mergers and acquisitions and investments
4.
Significant mergers and acquisitions and investments

Mergers and acquisitions

(a)
Acquisition of Sun Art Retail Group Limited (“Sun Art”)

Sun Art, a company that is listed on the HKSE, is a leading hypermarket operator in the PRC. The Company previously held an approximately 31% effective equity interest in Sun Art and the investment in Sun Art was previously accounted for under the equity method. New Retail Strategic Opportunities Fund, L.P. (the “Offshore Retail Fund”), an investment fund for which the Company is able to exercise significant influence over its investment decisions, is also an existing shareholder in Sun Art.

In October 2020, the Company acquired additional effective equity interest in Sun Art for a cash consideration of US$3.6 billion (RMB24.1 billion). Upon the completion of the transaction, the Company’s effective equity interest in Sun Art increased to approximately 67% and Sun Art became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
RMB
(in millions)
Net assets acquired (i)	49,672
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	11,500
Non-compete agreements	4,700
Developed technology and patents	615
User base and customer relationships	47
Goodwill	13,474
Deferred tax liabilities	(9,629)
Noncontrolling interests (iii)	(23,684)
46,695

Amounts
RMB
(in millions)
Total purchase price is comprised of:
‑ cash consideration	24,136
‑ fair value of previously held equity interests	22,559
46,695

(i)
Net assets acquired primarily included property and equipment of RMB27,333 million, operating lease right-of-use assets relating to land use rights of RMB22,997 million, payables and accruals for cost of revenue of RMB14,681 million, short-term investments of RMB14,387 million, customer advances of RMB11,082 million and inventories of RMB9,341 million as of the date of acquisition.
(ii)
Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 11.8 years.
(iii)
Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

A gain of RMB6,381 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2021. The fair value of the previously held equity interests was estimated with reference to the market price per share as of the acquisition date.

4.
Significant mergers and acquisitions and investments (Continued)

Mergers and acquisitions (Continued)

(a)
Acquisition of Sun Art Retail Group Limited (“Sun Art”) (Continued)

As reported in Sun Art’s 2020/2021 annual report, revenue and net income for the 15 months ended March 31, 2021 were RMB124.3 billion and RMB3.8 billion, respectively. Revenue and net income for the year ended December 2019 were RMB95.4 billion and RMB3.0 billion, respectively.

The acquisition of Sun Art demonstrates the Company’s continued commitment to Sun Art as well as to further update its digital commerce infrastructure by further integrating online and offline resources in the PRC’s retail sector. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Sun Art and the Company, the assembled workforce and their knowledge and experience in the retail sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In December 2020, the Company acquired additional ordinary shares of Sun Art from public shareholders for a cash consideration of HK$4.9 billion (RMB4.1 billion) through a mandatory general offer as required under the Hong Kong Code on Takeovers and Mergers, which resulted in a reduction in noncontrolling interests amounting to RMB4,592 million. Upon the completion of the mandatory general offer, the Company’s effective equity interest in Sun Art further increased to approximately 74%.

(b)
Other acquisitions

Other acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Net (liabilities) assets	(106)	852	1
Identifiable intangible assets	3,888	1,000	285
Deferred tax liabilities	(195)	(170)	(68)
	3,587	1,682	218
Noncontrolling interests and mezzanine equity	(3,310)	(1,884)	(38)
Net identifiable assets (liabilities)	277	(202)	180
Goodwill	4,105	3,283	583
Total purchase consideration	4,382	3,081	763
Fair value of previously held equity interests	(2,434)	(31)	—
Purchase consideration settled	(1,794)	(2,671)	(481)
Deferred consideration as of year end	154	379	282

Total purchase consideration is comprised of:
- cash consideration	875	3,050	763
- non-cash consideration	1,073	—	—
- fair value of previously held equity interests	2,434	31	—
	4,382	3,081	763

In relation to the revaluation of previously held equity interests, the Company recognized a gain of RMB2,378 million, a loss of RMB2 million and nil in the consolidated income statements for the years ended March 31, 2021, 2022 and 2023, respectively, for the other acquisitions that constitute business combinations.

Pro forma results of operations for these acquisitions have not been presented because the effects of these acquisitions, except for Sun Art (Note 4(a)), are not material to the consolidated income statements for the year ended March 31, 2021, 2022 and 2023, either individually or in aggregate.

4.
Significant mergers and acquisitions and investments (Continued)

Equity investments and others

(c)
Investment in Bilibili, Inc. (“Bilibili”)

Bilibili, a company that is listed on both the Nasdaq Global Select Market and the HKSE, is a PRC-based video streaming platform. The Company previously held approximately 8% equity interest in Bilibili. In March 2021, the Company acquired newly issued shares of Bilibili for a cash consideration of HK$5,818 million (RMB4,885 million). Upon the completion of the transaction, the Company’s equity interest in Bilibili remained at approximately 8%. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements both before and after the additional investment in March 2021.

(d)
Investment in STO Express Co., Ltd. (“STO Express”)

STO Express, a company that is listed on the Shenzhen Stock Exchange, is one of the leading express delivery services companies in the PRC. The Company previously held an approximately 14.7% effective equity interest in STO Express through an investment vehicle and the investment was accounted for under the fair value option and recorded under equity securities and other investments. In addition, under a call option agreement the Company entered into with the major shareholder of STO Express, the Company may elect to acquire an additional effective equity interest of approximately 31.3% in STO Express for a total consideration of RMB10.0 billion. The call option agreement is measured at fair value with unrealized gains and losses recorded in the consolidated income statements. A loss of RMB1,413 million, a loss of RMB36 million and a gain of RMB557 million was recorded in interest and investment income, net relating to this call option agreement for the years ended March 31, 2021, 2022 and 2023, respectively.

In February 2021, the Company acquired additional effective equity interest in STO Express for a cash consideration of RMB3.3 billion by effectively exercising a portion of the above call options. Upon the completion of the transaction, the Company’s effective equity interest in STO Express increased to 25% and the investment in STO Express is accounted for under the equity method (Note 14). Out of the total consideration, which primarily included the cash consideration and the carrying amount of the effective equity interest in STO Express previously held by the Company, RMB1,731 million was allocated to amortizable intangible assets, RMB2,433 million was allocated to goodwill, RMB477 million was allocated to deferred tax liabilities and RMB2,002 million was allocated to net assets acquired. Subsequent to this transaction, the Company may elect to exercise the remaining call options to acquire an additional effective equity interest of 21% in STO Express for a total consideration of RMB6.7 billion at any time on or before December 27, 2022.

In December 2022, the expiry date of the remaining call options was extended to December 27, 2025 and the total consideration was adjusted to RMB5.3 billion.

(e)
Investment in Mango Excellent Media Co., Ltd. (“Mango Excellent Media”)

Mango Excellent Media, a company that is listed on the Shenzhen Stock Exchange, is an audiovisual interaction-focused new media service platform in the PRC. In December 2020, the Company acquired an approximately 5% equity interest in Mango Excellent Media for a cash consideration of RMB6.2 billion. The investment was carried at fair value with unrealized gains and losses recorded in the consolidated income statements. The investment was fully disposed in October 2021.

(f)
Investment in China Broadcasting Network Joint Stock Corporation Limited (“China Broadcasting Network”)

China Broadcasting Network is a telecommunications company in the PRC. In October and December 2020, the Company invested a total of RMB10.0 billion for an approximately 7% equity interest in China Broadcasting Network. The investment is accounted for using the measurement alternative.

4.
Significant mergers and acquisitions and investments (Continued)

Equity investments and others (Continued)

(g)
Investment in YTO Express Group Co., Ltd. (“YTO Express”)

YTO Express, a company that is listed on the Shanghai Stock Exchange, is one of the leading express delivery services companies in the PRC. The Company previously held an approximately 11% equity interest in YTO Express and carried the investment at fair value with unrealized gains and losses recorded in the consolidated income statements. Yunfeng, which is comprised of certain investment funds the general partner of which Jack Ma has equity interests in, is also an existing shareholder of YTO Express.

In September 2020, the Company acquired additional equity interest in YTO Express for a cash consideration of RMB6.6 billion. Upon the completion of the transaction, the Company’s equity interest in YTO Express increased to approximately 23% and the investment in YTO Express is accounted for under the equity method (Note 14). Out of the total consideration, which included the cash consideration and the carrying amount of the previously held equity interest in YTO Express, RMB4,442 million was allocated to amortizable intangible assets, RMB4,270 million was allocated to goodwill, RMB1,171 million was allocated to deferred tax liabilities and RMB3,891 million was allocated to net assets acquired.

(h)
Investment in Ant Group Co., Ltd. (“Ant Group”)

Ant Group provides comprehensive digital payment services and facilitates digital financial and value-added services for consumers and merchants, in China and across the world. In September 2019, following the satisfaction of the closing conditions, the Company received the 33% equity interest in Ant Group pursuant to the share and asset purchase agreement as amended from time to time (the “SAPA”).

The Company accounts for its equity interest in Ant Group under the equity method. Upon the completion, the Company recorded the 33% equity interest in Ant Group with a carrying value amounting to RMB90.7 billion in investments in equity method investees. The difference between the carrying value of the 33% equity interest in Ant Group and the Company’s share of the carrying value of Ant Group’s net assets upon completion is a basis difference, which mainly represents the fair value adjustments of amortizable intangible assets and equity investments. These adjustments amounted to RMB24.5 billion and RMB5.3 billion, respectively, both of which were net of their corresponding tax effects.

Subsequent to the receipt of the equity interest in Ant Group, the proportionate share of results of Ant Group, adjusted for the effects of the basis difference as described above, is recorded in share of results of equity method investees in the consolidated income statements on a one quarter in arrears basis. Following the receipt of equity interest in Ant Group, the Company has pre-emptive rights to participate in other issuances of equity securities by Ant Group and certain of its affiliates prior to the time of Ant Group meeting certain minimum criteria for a qualified IPO set forth in the SAPA. These pre-emptive rights entitle the Company to maintain the equity ownership percentage the Company holds in Ant Group immediately prior to any such issuances. In connection with the exercise of the pre-emptive rights, the Company is also entitled to receive certain payments from Ant Group, effectively funding the subscription for these additional equity interest, up to a value of US$1.5 billion, subject to certain adjustments. In addition, under the SAPA, in certain circumstances the Company is permitted to exercise pre-emptive rights through an alternative arrangement which will further protect the Company from dilution.

In July 2023, the Company received notice from Ant Group of a shareholder meeting to approve, among other things, a proposal to repurchase from all of its shareholders up to 7.6% of its equity interest. The shares repurchased would be transferred to employee incentive plans of Ant Group. These transactions were not completed as of the date of this annual report.